Income taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Income Taxes [Line Items]
Projected Tax Rate	24.00%
Net tax expense / (benefit) recognized in other comprehensive income	$ 288	$ (1,095)
Net tax expense / (benefit) recognized in share premium	(12)	$ (5)	$ 102
Non-Swiss
Disclosure Income Taxes [Line Items]
Current tax expense (benefit) from US corporate alternative minimum tax	100
Current tax expense (benefit) from Non-Swiss Subsidiaries and Branches	518
Deferred tax expense / (benefit) resulting from the decrease or increase in the expected value of future tax deductions for deferred compensation awards	(274)
Deferred tax expense / (benefit) resulting from recognition of DTAs for tax credits carried forward	(100)
Amortisation of deferred tax assets	$ 112